Supplemental Financial Information (Accrued Liabilities And Other) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Supplemental Financial Information [Abstract]
Personnel costs	$ 242.0	$ 231.1
Deferred revenue	169.8	146.9
Taxes	84.2	86.9
Accrued interest	68.0	67.9
Prepayment Liability for Sale of Assets, Current	33.0	0
Customer Prepayments, Current	20.0	0
Wreckage and debris removal	0	9.0
Other	41.7	42.6
Accrued liabilities and other	$ 658.7	$ 584.4